Long-Term Debt (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-Term Debt	$ 313,696	$ 352,310	$ 812,439
Less Current Maturities	(82,876)	(110,231)	(436,813)
Total Long-Term Debt	230,820	242,079	375,626
Hitachi Capital [Member]
Debt Instrument [Line Items]
Long-Term Debt			3,211
Wells Fargo Equipment Finance [Member]
Debt Instrument [Line Items]
Long-Term Debt	4,752	7,109	12,976
Notes payable issued in connection with seller financing [Member]
Debt Instrument [Line Items]
Long-Term Debt		24,997	350,000
Notes payable issued in connection with seller financing one [Member]
Debt Instrument [Line Items]
Long-Term Debt			54,000
Notes payable issued in connection with seller financing two [Member]
Debt Instrument [Line Items]
Long-Term Debt	$ 308,944	$ 320,204	$ 392,252